Consolidated statements of changes in equity - USD ($) $ in Thousands	Share capital Common share IPO	Share capital Common share Over-Allotment Option	Share capital Common share	Share premium Series A Preference Shares	Share premium Series B Preference Shares	Share premium Series C Preference Shares	Equity-settled employee benefits reserve	Foreign currency translation reserve	Additional paid-in capital Common share IPO	Additional paid-in capital Over-Allotment Option	Additional paid-in capital	Accumulated losses	Series A Preference Shares	Series B Preference Shares	Series C Preference Shares	Common share IPO	Over-Allotment Option	Total
Beginning Balance at Dec. 31, 2018				$ 1,221	$ 18,340		$ 173					$ (4,017)						$ 15,717
Beginning Balance (in shares) at Dec. 31, 2018			447,525										1,755,845	3,899,766
Loss for the period												(9,687)						(9,687)
Share-based compensation expense							192											192
Foreign currency translation adjustment								$ (378)										(378)
Ending balance at Dec. 31, 2019				1,221	18,340		365	(378)				(13,704)						5,844
Ending balance (in shares) at Dec. 31, 2019			447,525										1,755,845	3,899,766
Loss for the period												(15,506)						(15,506)
Issuance of stock						$ 22,026												22,026
Issuance of stock (in shares)															4,133,805
Series A Preferred and common shares repurchase				(499)								(4,176)						(4,675)
Series A Preferred and common shares repurchase (in shares)			(165,750)										(718,250)
Share-based compensation expense							557											557
Foreign currency translation adjustment								(625)										(625)
Ending balance at Dec. 31, 2020				722	18,340	22,026	922	(1,003)				(33,386)						7,621
Ending balance (in shares) at Dec. 31, 2020			281,775										1,037,595	3,899,766	4,133,805
Loss for the period												(45,347)						(45,347)
Share split			$ 1,308	(143)	(536)	(589)					$ (40)
Issuance of stock	$ 947	$ 61	1,425			60,373			$ 88,115	$ 5,877						$ 89,062	$ 5,938	61,798
Issuance of stock (in shares)	6,700,000	425,712													9,945,221
Series A Preferred and common shares repurchase			$ (122)	(400)							(4,760)							(5,282)
Series A Preferred and common shares repurchase (in shares)			(165,750)										(718,250)
Conversion of preference shares				$ (179)	$ (17,804)	$ (81,810)					99,793
Conversion of preference shares (in shares)			18,298,137										(319,345)	(3,899,766)	(14,079,026)
Issuance of VUmc common stock			$ 34								3,621							$ 3,655
Issuance of VUmc common stock (in shares)			235,664															235,664
Share-based compensation expense							4,297											$ 4,297
Foreign currency translation adjustment								(3,039)			(336)							(3,375)
Ending balance at Dec. 31, 2021			$ 3,653				$ 5,219	$ (4,042)			$ 192,270	$ (78,733)						$ 118,367
Ending balance (in shares) at Dec. 31, 2021			25,775,538